Cover	Aug. 27, 2019
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2019
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity File Number	001-31269
Entity Registrant Name	ALCON INC
Entity Central Index Key	0001167379
Entity Address, Address Line One	Chemin de Blandonnet 8
Entity Address, Address Line Two	1214 Vernier
Entity Address, City or Town	Geneva
Entity Address, Country	CH